Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations		$ 131,100,000	$ 154,300,000	$ 135,500,000
Termination fee			22,600,000
Income taxes paid		1,500,000	1,500,000	200,000
Purchase price of joint ventures by partnership through issuance of common units	38,070,000			38,324,000
Issuance of common units	1,052,749
Excalibur and Excelsior [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Purchase price of joint ventures by partnership through issuance of common units	$ 37,300,000
Percentage of ownership in joint venture	50.00%
Issuance of common units	1,100,000